BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Accounting Policies [Abstract]
Asset Impairment Charges		$ 1,556,000	$ 0	$ 0
Basis of Presentation
Ownership interest in consolidated subsidiaries (as a percent)	57.40%	100.00%			57.40%
Long-Lived Assets
Expected useful lives of long-term supply and gas gathering contracts	30 years	30 years
Accounts Receivable
Allowance for Doubtful Accounts Receivable, Current		$ 0	0
Asset Retirement Obligation [Abstract]
Asset retirement obligation		$ 500,000	$ 0